Note 10 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2018
Income Taxes Receivable, Current	$ 361,000	$ 512,000	$ 332,000
Foreign Tax Authority [Member] | Australian Taxation Office [Member]
Open Tax Year	2014 2015 2016 2017 2018 2019